Income Tax - Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income (Detail) - ARS ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income before income tax	$ 63,601	$ (56,428)	$ (7,010)
Average tax rate	34.37%	30.00%	30.00%	30.00%	35.00%
Average tax rate applied to net income before income tax	$ (21,857)	$ 16,928	$ 2,103
Effect of the valuation of property, plant and equipment and intangible assets, net	49,300	(62,218)	(20,189)
Effect of exchange differences and other results associated to the valuation of the currency, net	(49,946)	24,242	22,553
Effect of the valuation of inventories	(10,503)	(11,102)	(11,553)
Income on investments in associates and joint ventures	9,442	3,981	2,390
Effect of tax rate change	(40,743)	4,286	1,956
Dispute relating to cost deduction for hydrocarbon wells abandonment			(5,175)
Interest related to the payment facility plan for the dispute associated to cost deduction for hydrocarbon wells abandonment		(657)	1,333
Miscellaneous	(102)	3,541	1,056
Income tax	$ (64,409)	$ (20,999)	$ (5,526)